Accounts receivable and others (Details) - Schedule of allowance for expected credit losses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of allowance for expected credit losses [Abstract]
Beginning balance	R$ 1,216	R$ 1,159
Ending balance	1,729	1,216
Set-up of provision	539	213
Business Combination	193
Accrual of provision		3,782
Write-off or reversal	R$ (219)	R$ (3,938)